Earnings/(Loss) Per Share	12 Months Ended
Dec. 31, 2022
Earnings/(Loss) Per Share
Earnings/(Loss) Per Share

20.Earnings/(Loss) Per Share

The rights of the holder of Class A and Class B ordinary shares were identical for all periods presented, except with respect to voting and conversion rights, and therefore, the undistributed earnings were allocated on a proportionate basis and the resulting earnings per share attributable to ordinary shareholders were the same for both Class A and Class B ordinary shares on an individual or combined basis. The following table sets forth the computation of basic net earnings/(loss) per share for the following periods:

	December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Basic Earnings/(Loss) Per Share
Numerator:
Net income/(loss) attributable to ordinary shareholders	3,430	(157,907)	(13,130)	(1,904)
Less: Noncumulative dividends to Preferred Shares	(1,059)	—	—	—
Net income/(loss) attributable to ordinary shareholders for computing basic earnings/(loss) per ordinary share	2,371	(157,907)	(13,130)	(1,904)
Denominator:
Weighted average number of shares outstanding	28,282,187	43,914,204	56,007,723	56,007,723
Earnings/(loss) per share - basic	0.08	(3.60)	(0.23)	(0.03)

20.Earnings/(Loss) Per Share (continued)

The following table sets forth the computation of diluted net earnings/(loss)per share for the following periods:

	December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Diluted Earnings/(Loss) Per Share
Numerator:
Net income/(loss) attributable to ordinary shareholders for computing basic earnings/(loss) per ordinary share	2,371	(157,907)	(13,130)	(1,904)
Add: Noncumulative dividends to Preferred Shares	1,059	—	—	—
Net income/(loss) attributable to ordinary shareholders for computing diluted earnings/(loss) per ordinary share	3,430	(157,907)	(13,130)	(1,904)
Denominator:
Weighted average number of shares outstanding	28,282,187	43,914,204	56,007,723	56,007,723
Dilutive share options	7,561,986	—	—	—
Weighted average number of effect of convertible Preferred Shares	12,627,507	—	—	—
Weighted average ordinary shares issuable in connection with business combination	46,307	—	—	—
Weighted average number of shares outstanding- diluted	48,517,987	43,914,204	56,007,723	56,007,723
Earnings/(loss) per share - diluted	0.07	(3.60)	(0.23)	(0.03)

For the years ended December 31, 2021 and 2022, the computation of basic loss per share using the two-class method is not applicable as the Company was in a net loss position. For the year ended December 31, 2020, the two-class method is applicable because the contingently redeemable ordinary shares have right to participate in the earnings for the portion of the period they are outstanding. The effects of all outstanding contingently redeemable ordinary shares and share options were excluded from the computation of diluted loss per share for the years ended December 31, 2021 and 2022, as the effect would be anti-dilutive. For the year ended December 31, 2020, potential dilutive shares consist of incremental ordinary shares issuable upon the exercise of outstanding options calculated under treasury method, weighted average effect of convertible redeemable ordinary shares for the period they were outstanding under if-converted method and weighted average number of ordinary shares issuable in connection with a business combination.